-+

MAIN BUYWRITE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 118.4%
	EQUITY - 108.3%
686,800	Communication Services Select Sector SPDR Fund(a)				$ 58,920,572
501,500	SPDR S&P 500 ETF Trust(a)				276,231,215
605,500	SPDR S&P Biotech ETF(a)				59,980,830
758,100	Utilities Select Sector SPDR Fund(a)				55,182,099
292,800	VanEck Semiconductor ETF(a)				72,318,672
					522,633,388
	FIXED INCOME - 10.1%
512,000	iShares 20+ Year Treasury Bond ETF(a)				48,542,720

	TOTAL EXCHANGE-TRADED FUNDS (Cost $456,284,926)				571,176,108

	TOTAL INVESTMENTS - 118.4% (Cost $456,284,926)				$ 571,176,108
	CALL OPTIONS WRITTEN - (19.5)% (Premiums received - $56,549,632)				(93,891,260)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%				5,253,267
	NET ASSETS - 100.0%				$ 482,538,115

Contracts(b)
	WRITTEN EQUITY OPTIONS - (19.5)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (19.5)%
6,868	Communication Services Select Sector SPDR Fund	12/20/2024	$ 79	$ 54,257,200	$ 6,146,860
5,120	iShares 20+ Year Treasury Bond ETF	12/20/2024	91	46,592,000	3,033,600
5,015	SPDR S&P 500 ETF Trust	12/20/2024	460	230,690,000	51,190,612
6,055	SPDR S&P Biotech ETF	09/20/2024	84	50,862,000	9,370,113
7,581	Utilities Select Sector SPDR Fund	09/20/2024	63	47,760,300	7,694,715
2,928	VanEck Semiconductor ETF	12/20/2024	200	58,560,000	16,455,360
	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $56,549,632)				93,891,260

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of July 31, 2024, the fair value of the securities held as collateral was $571,176,108.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.